Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Non-current assets
Financial assets at fair value through other comprehensive income	$ 73,407	$ 12,646
Total non-current assets	4,921	18,234	[1]	$ 15,925	[1]
Current assets
Cash and cash equivalents	106,007	79,010	[1],[2]	267,716	[1],[2]	$ 154,803	[2]
Financial assets at fair value through other comprehensive income	9,440	0
Other receivables	178	232
Total current assets	120,971	155,779	[1]	275,128	[1]
Total assets	125,892	174,013	[1]	291,053	[1]
Non-current liabilities
Deferred income	405	652	[1]	784	[1]
Total non-current liabilities	585	897	[1]	810	[1]
Current liabilities
Trade payables	7,660	11,937	[1]	12,735	[1]
Other payables and accruals	2,999	3,501	[1]	5,151	[1]
Total current liabilities	24,264	15,624	[1]	17,985	[1]
Total liabilities	24,849	16,521	[1]	18,795	[1]
Net assets	101,043	157,492	[1]	272,258	[1]
SHAREHOLDERS’ EQUITY
Share capital	10	10	[1]	10	[1]
Share premium	628,707	628,661	[1]	628,643	[1]
Treasury shares	(180)	(180)	[1]	(180)	[1]
Share-based compensation reserves	19,731	16,473	[1]	9,566	[1]
Other reserves	(7,878)	(7,628)	[1]	(4,028)	[1]
Accumulated losses	(539,347)	(479,844)	[1]	(361,753)	[1]
Parent
Non-current assets
Interest in a subsidiary	330,947	287,878
Financial assets at fair value through other comprehensive income	0	9,440
Total non-current assets	330,947	297,318
Current assets
Cash and cash equivalents	79,597	47,972		$ 229,722		$ 135,728
Financial assets at fair value through other comprehensive income	12,646	73,407
Other receivables	12,997	12,951
Other current assets	356	369
Total current assets	105,596	134,699
Total assets	436,543	432,017
Non-current liabilities
Deferred income	250	0
Total non-current liabilities	250	0
Current liabilities
Trade payables	0	0
Other payables and accruals	8,453	7,330
Total current liabilities	8,453	7,330
Total liabilities	8,703	7,330
Net assets	427,840	424,687
SHAREHOLDERS’ EQUITY
Share capital	10	10
Share premium	628,707	628,661
Treasury shares	(180)	(180)
Share-based compensation reserves	19,731	16,473
Other reserves	(3,917)	(4,271)
Accumulated losses	(216,511)	(216,006)
Total shareholders’ equity	$ 427,840	$ 424,687

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.